EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$490
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	490

Principal Amount[1]
	FIXED INCOME SECURITIES — 89.6%
	ARGENTINA — 1.3%
33,500,000	Argentina Treasury Bond BONCER 1.400%, 3/25/2023	637,864
	AUSTRALIA — 7.6%
1,000,000	BHP Billiton Finance Ltd. 5.625% (EUR SWAP ANNUAL 5 YR + 480 basis points), 10/22/2079[2,3]	1,272,999
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,247,831
1,500,000	Queensland Treasury Corp. 5.750%, 7/22/2024	1,178,194
		3,699,024
	BRAZIL — 2.7%
7,200,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,317,873
	CANADA — 10.5%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,189,541
1,500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	1,124,491
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,614,703
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,170,891
18,750	Sanjel Corp. 0.000% [5,6]	—
		5,099,626
	CHILE — 2.8%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	458,093
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	897,505
		1,355,598

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	COLOMBIA — 0.7%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	$321,202
	LUXEMBOURG — 1.7%
18,000,000	European Investment Bank 6.500%, 7/7/2027	848,167
	MALTA — 1.6%
7,250,000	Gaming Innovation Group PLC 8.500% (Stockholm Interbank Offered Rates 3 Month + 850 basis points), 6/11/2024[2,4,7]	796,644
	MEXICO — 9.4%
25,400,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,221,978
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,691,395
15,000,000	5.750%, 3/5/2026	681,495
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	969,431
		4,564,299
	NEW ZEALAND — 4.8%
1,000,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	901,657
2,000,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	1,414,931
		2,316,588
	NORWAY — 5.9%
	City of Oslo Norway
14,000,000	2.300%, 3/14/2024	1,582,808
5,000,000	1.320%, 2/16/2028	528,519
6,500,000	Lime Petroleum A.S. 9.250% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 825 basis points), 1/9/2024[2,7]	760,063
		2,871,390
	PERU — 2.9%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,421,138

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PHILIPPINES — 2.1%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	$1,007,471
	SINGAPORE — 7.7%
	Housing & Development Board
1,000,000	2.420%, 7/24/2023	754,815
1,000,000	2.320%, 1/24/2028	757,567
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,8]	745,255
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,483,105
		3,740,742
	SOUTH KOREA — 4.7%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	808,585
20,500,000,000	7.250%, 12/7/2024	1,492,885
		2,301,470
	SWEDEN — 3.0%
10,000,000	Betsson A.B. 3.907% (Stockholm Interbank Offered Rates 3 Month + 400 basis points), 9/26/2022[2,7]	1,083,466
3,500,000	Telia Co. A.B. 3.250% (SKSW5 + 290 basis points), 10/4/2077[2,3]	382,099
		1,465,565
	UNITED KINGDOM — 5.7%
1,000,000	BP Capital Markets PLC 3.250% (EUR SWAP ANNUAL 5 YR + 388 basis points) [2,3,6]	1,164,195
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	387,124
1,000,000	Vodafone Group PLC 4.200% (EUR SWAP ANNUAL 5 YR + 343 basis points), 10/3/2078[2,3]	1,202,724
		2,754,043
	UNITED STATES — 14.5%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	1,298,152
34,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	2,441,371
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	1,015,903
	International Finance Corp.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
56,000,000	5.850%, 11/25/2022	$753,296
8,000,000,000	8.000%, 10/9/2023	584,255
20,000,000	7.000%, 7/20/2027	947,450
		7,040,427
	TOTAL FIXED INCOME SECURITIES
	(Cost $46,756,702)	43,559,131
	SHORT-TERM INVESTMENTS — 7.7%
$3,751,134	UMB Bank demand deposit, 0.010% [9]	3,751,134
	Total Short-Term Investments
	(Cost $3,751,134)	3,751,134
	TOTAL INVESTMENTS — 97.3%
	(Cost $52,093,066)	47,310,755
	Other Assets in Excess of Liabilities — 2.7%	1,320,419
	TOTAL NET ASSETS — 100.0%	$48,631,174

EUR – Euro
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,044,475, which represents 4.20% of Net Assets.
[5]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[6]Perpetual security. Maturity date is not applicable.
[7]Floating rate security.
[8]Step rate security.
[9]The rate is the annualized seven-day yield at period end.